                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) UNION STANDARD EQUITY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Union Standard Equity Fund
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004
-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES               $ VALUE
-------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.4%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          9,450         $    524,947
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                         7,100              385,956
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    910,903
-------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                      9,660         $    490,052
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
-------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                                   7,510         $    230,257
-------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.8%
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         23,996         $  1,127,572
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               16,830              810,869
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                   15,700              581,057
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                     6,770              482,092
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                       23,600              920,636
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,922,226
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 5,700         $    330,999
-------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.8%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                           18,453         $    614,116
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                            37,870              736,193
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                             16,547              602,145
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               23,800              661,640
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,614,094
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      9,510         $    568,413
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                               9,500         $    470,345
-------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                           7,000              477,120
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    947,465
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.4%
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               39,220         $  1,047,566
-------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                               18,000              463,680
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,511,246
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                   19,600         $    825,944
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                           28,000              587,160
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,413,104
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                   13,600         $    496,808
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.4%
-------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                         10,800         $    552,528
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                           7,340              483,045
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                          16,760              923,141
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,958,714
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 6.0%
-------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                                               9,200         $    275,448
-------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                    7,300              495,597
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          45,270            1,652,355
-------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                      5,700              282,435
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,705,835
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.3%
-------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                            9,600         $    352,704
-------------------------------------------------------------------------------------------------------------------------
Cree, Inc.*                                                                                    8,900              356,712
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   37,600              879,464
-------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                             14,700              330,603
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,919,483
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.0%
-------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                            7,400         $    388,574
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                 6,500              564,395
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             33,632            1,723,976
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,676,945
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
-------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                     10,540         $    475,038
-------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 4.7%
-------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                    26,000         $    580,060
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                   11,680              243,528
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                           10,700              531,897
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 14,100              736,020
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,091,505
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
-------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                               222         $      7,237
-------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                                                                              8,700         $    362,355
-------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                         9,700         $    469,577
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                              6,500              375,635
-------------------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc.                                                                         9,100              376,740
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,221,952
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.9%
-------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                          3,200         $    286,592
-------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc.                                                                      12,800              345,600
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                        5,900              408,929
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                 13,200              534,732
-------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                  9,400              348,458
-------------------------------------------------------------------------------------------------------------------------
UNUMProvident Corp.                                                                           26,100              468,234
-------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                           3,200              248,480
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,641,025
-------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.9%
-------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                    7,000         $    813,960
-------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                 12,800              482,304
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,296,264
-------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.1%
-------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              6,600         $    643,566
-------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                  5,900              494,361
-------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    7,100              528,240
-------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                   6,800              379,032
-------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                                   4,700              378,256
-------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                    11,900              309,638
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,733,093
-------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                     12,000         $    479,520
-------------------------------------------------------------------------------------------------------------------------
MFS Union Standard Equity Fund
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.7%
-------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                5,330         $    302,477
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             17,710            1,123,168
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             15,990              513,919
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  13,262              356,615
-------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         16,060              683,995
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,980,174
-------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                            11,780         $    557,312
-------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                        11,320              409,671
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    966,983
-------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.6%
-------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                            11,000         $    291,610
-------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                              9,030              426,035
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    717,645
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 10,800         $    476,820
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
-------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                18,400         $    462,392
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          20,760         $    400,668
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
-------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                               19,900         $    553,021
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                      15,950              411,032
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                  20,840              844,228
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,808,281
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            15,880         $    970,268
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                             37,000         $    386,650
-------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      6,320              336,730
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                      7,900              510,024
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,233,404
-------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $34,526,946)                                                                  $ 44,021,168
-------------------------------------------------------------------------------------------------------------------------
WARRANT - 0%
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., strike price 2 75, 1st exercise 12/10/04
-------------------------------------------------------------------------------------------------------------------------
(TELECOMMUNICATIONS - WIRELINE)*                                                               3,432         $      5,423
-------------------------------------------------------------------------------------------------------------------------
Total Warrant (Identified Cost, 5,697)                                                         3,432         $      5,432
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total to be received $651,119
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                        $   651,000         $    651,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $35,183,643)                                                              $44,677,591
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                              70,280
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 44,747,871
-------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
-------------------------------------------------------------------------------------------------------------------------


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UNION STANDARD EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                             $ 35,200,452
                                                           ============
Gross unrealized appreciation                              $ 10,760,811
Gross unrealized depreciation                                (1,283,672)
                                                           ------------
Net unrealized appreciation (depreciation)                 $  9,477,139
                                                           ============



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) MID CAP VALUE FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Global Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                       SHARES               $ VALUE
-------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.1%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                                                   94,300          $  6,165,334
-------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                150,000          $  5,175,000
-------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                136,000             5,793,600
-------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                   109,000             4,796,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,764,600
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                90,000          $  4,347,000
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.*                                                              174,000             3,601,800
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,948,800
-------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 9.5%
-------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                       185,000          $  3,638,950
-------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                      80,000             3,197,600
-------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                          60,000             4,239,000
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                 135,000             4,996,350
-------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                150,000             6,466,500
-------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                  72,500             3,784,500
-------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                            136,000             2,797,520
-------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                300,000             4,590,000
-------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                             250,000             7,212,500
-------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                     350,000             7,892,500
-------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                         131,000             4,210,340
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 53,025,760
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.0%
-------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                            240,000          $  6,506,400
-------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                90,000             4,437,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,943,400
-------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.8%
-------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                  109,000          $  3,885,850
-------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                 437,000             7,070,660
-------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                       300,000             4,944,000
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.                                                                             200,000             4,992,000
-------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                            110,300             1,478,020
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                        70,000             4,133,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 26,504,030
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 8.1%
-------------------------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                                          125,000          $  5,401,250
-------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                   687,800             9,780,516
-------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                                              136,000             4,134,400
-------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"                                                 275,000             5,332,250
-------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                   300,000             5,043,000
-------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                            100,000             7,326,000
-------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                       84,300             2,622,573
-------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                         225,000             5,375,250
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 45,015,239
-------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                             300,000          $  5,484,000
-------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                               150,000             6,028,500
-------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc.*                                                                  100,000             2,964,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,476,500
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                 50,000          $  2,777,500
-------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                          238,080             4,647,321
-------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                        110,000             7,497,600
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,922,421
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                     200,000          $  4,926,000
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                       225,000          $  5,519,250
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                        70,000          $  6,044,500
-------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                            87,000             5,550,600
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,595,100
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                       500,000          $ 11,325,000
-------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                              325,000             6,071,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 17,396,000
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.8%
-------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                                             88,400          $  2,646,696
-------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                          100,000             5,230,000
-------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                        100,000             3,598,000
-------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                          64,000             4,263,680
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,738,376
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                                 150,000          $  5,296,500
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.4%
-------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                          225,000          $  8,757,000
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                    90,000             5,314,500
-------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                           90,000             5,549,400
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                       250,000             5,115,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 24,735,900
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                 400,000          $  7,016,000
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                           1,458,200             5,337,012
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,353,012
-------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.*                                                                             150,000          $  4,942,500
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.*                                                                     200,000             5,918,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,860,500
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                               250,000          $ 10,992,500
-------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc.*                                                                             284,000          $  3,444,920
-------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                  200,000             6,246,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,690,920
-------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                  50,000          $  4,078,500
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                              400,000          $  7,980,000
-------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                           125,000             4,275,000
-------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc.                                                                             135,000             5,636,250
-------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                 87,000             4,544,880
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 22,436,130
-------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                350,000          $  6,783,000
-------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.9%
-------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                               200,000          $  6,590,000
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                             225,000             6,273,000
-------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                                          800,000             5,024,000
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                     370,000             4,062,600
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 21,949,600
-------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                            50,000          $  3,356,500
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                          150,000          $  5,305,587
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 2.3%
-------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                         144,300          $  4,796,532
-------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                                         100,000             2,800,000
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               136,400             5,003,152
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,599,684
-------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                       105,300          $  5,666,193
-------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                         292,600             9,687,986
-------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                141,100             7,018,314
-------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                  200,000             4,108,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 26,480,493
-------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                                          1,160,100          $  6,183,333
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                        347,800          $  7,310,756
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                 139,800          $  5,980,644
-------------------------------------------------------------------------------------------------------------------------
Media General, Inc., "A"                                                                    150,000             9,721,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,702,144
-------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
-------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                    66,000          $  2,645,280
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.2%
-------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                                             218,000          $  3,527,240
-------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                      50,000             3,233,500
-------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                                           215,100             3,927,726
-------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                         218,000             3,771,400
-------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                        60,000             3,633,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 18,092,866
-------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                 140,000          $  5,496,400
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                       250,000          $  7,230,000
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.3%
-------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                              90,000          $  2,824,200
-------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.*                                                                     180,000             4,635,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,459,200
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.1%
-------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                                             3,000,000          $  8,040,000
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                    109,000             3,598,090
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,638,090
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.0%
-------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                            125,000          $  4,433,750
-------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                                             300,000             4,644,000
-------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                     63,360             1,834,043
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,911,793
-------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
-------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                    58,800          $  2,945,880
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                              720,600          $  2,839,164
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                98,000             4,079,740
-------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              36,700             2,743,325
-------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                    60,400             3,218,112
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,880,341
-------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $465,834,276)                                                                 $535,355,719
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                        1,970          $  2,166,096
-------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $1,970,000)                                             $  2,166,096
-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT               $ VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.4%
-------------------------------------------------------------------------------------------------------------------------
UBS Finance, Inc., 2.23%, due 1/03/05, at Amortized Cost>                               $13,231,000          $ 13,229,361
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $481,033,637)                                                            $550,751,176
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                           6,110,612
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $556,861,788
-------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.
 > The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP VALUE FUND 12/31/2004

SUPPLEMENTAL SCHEDULES (UNAUDITED)
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                              $481,782,237
                                                            ============
Gross unrealized appreciation                               $ 74,048,333
Gross unrealized depreciation                                 (5,079,394)
                                                            ------------
Net unrealized appreciation (depreciation)                  $ 68,968,939
                                                            ============




(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI
            -------------------------------------------------------------------

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.